UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):    [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Senior Vice President
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:

/s/ Karen T. Buckley       Wilmington, Delaware              May 10, 1999

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number      Name

  [File Number Pending]     Atlas Asset Management, Inc.



                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      113

Form 13F Information Table Value Total:    $2,234,417
                                           (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.         Form 13F File Number         Name

  1           28-7164                      Bear Stearns Asset Management Inc.
  2           28-551                       U.S. Bancorp



                                                 Form 13F INFORMATION TABLE

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            Column 1              Column 2   Column 3    Column 4    Column 5       Column 6      Column 7          Column 8
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         Name of Issuer           Title of     CUSIP      VALUE       SHRS OR      INVESTMENT        OTHER      VOTING AUTHORITY
                                    Class                (x$1000)     SH/PUT/      DISCRETION       MANAGERS       SOLE SHARED
                                                                      PRN AMT                                          NONE
                                                                     PRN CALL
--------------------------------------------------------------------------------------------------------------------------------
Agora 144A                       144A       00848R114        173      15,900 SH      DEFINED           2              SOLE

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Agora 144A                       144A       00848R114      1,165     106,900 SH      SOLE                             SOLE

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Amazon.Com Inc                   Common     023135106     78,604     456,500 SH      SOLE                             SOLE

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America Online                   Common     02364J104    150,949   1,033,900 SH      SOLE                             SOLE

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American Intl Group              Common     026874107     18,320     151,875 SH      SOLE                             SOLE

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Amgen Inc.                       Common     031162100     93,833   1,253,200 SH      SOLE                             SOLE


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Antenna TV SA - Spon ADR         ADR        03672N100        118       9,100 SH      DEFINED            2             SOLE

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Antenna TV SA - Spon ADR         ADR        03672N100      1,171     90,100 SH       SOLE                             SOLE


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ASM Lithography Holding - ADR    ADR        N07059111        387      8,600 SH       SOLE                             SOLE


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At Home Corp - Ser A             Common     045919107     58,905    374,000 SH       SOLE                             SOLE


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Banc One Corporation             Common     06423A103        452      8,207 SH       SOLE                             SOLE


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Brinker International Inc        Common     109641100     16,061    622,200 SH       SOLE                             SOLE


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Ceridian Corp                    Common     15677T106     13,996    382,800 SH       SOLE                             SOLE


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Charles Schwab                   Common     808513105    113,312  1,178,800 SH       SOLE                             SOLE


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Check Point Software             ADR        M22465104        628     14,600 SH       DEFINED           2              SOLE

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Check Point Software             ADR        M22465104      7,009    163,000 SH       SOLE                             SOLE


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China Telecom HK LTD - ADR       ADR        169428109        567     17,000 SH       DEFINED           2              SOLE


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China Telecom HK LTD - ADR       ADR        169428109      6,558    196,500 SH       SOLE                             SOLE


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Cisco Systems                    Common     17275R102    155,331  1,417,741 SH       SOLE                             SOLE


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Citigroup, Inc.                  Common     172967101     15,969     250,000 SH      SOLE                             SOLE


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Colt Telecom Group Spons ADR     ADR        196877104      1,975      27,500 SH      SOLE                             SOLE


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Comcast Class A Special          Common     200300200     87,464   1,389,700 SH      SOLE                             SOLE


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Compania Telefonos Chile ADR     ADR        204449300      1,155      49,000 SH      SOLE                             SOLE


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Comverse Technology Inc.         Common     205862402        961      11,300 SH      DEFINED           2              SOLE


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Comverse Technology Inc.         Common     205862402     10,064     118,400 SH      SOLE                             SOLE


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Distribucion y Sevicio - ADR     ADR        254753106        589      47,800 SH      DEFINED           2              SOLE


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Distribucion y Sevicio - ADR     ADR        254753106     15,314   1,243,800 SH      SOLE                             SOLE


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E Trade Group Inc                Common     269246104      2,280      39,100 SH      SOLE                             SOLE


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ECI Telecom Ltd.                 Common     268258100      1,229      35,100 SH      DEFINED           2              SOLE


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ECI Telecom Ltd.                 Common     268258100      8,838     252,500 SH      SOLE                             SOLE


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Elan PLC                         Common     284131208         63         900 SH      DEFINED           1              SOLE


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Elan PLC                         Common     284131208      2,532      36,300 SH      DEFINED           2              SOLE


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Elan PLC                         Common     284131208     23,806     341,300 SH      SOLE                             SOLE


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EMC Corp                         Common     268648102     90,000     704,500 SH      SOLE                             SOLE

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Empresas La Moderna ADR          ADR        805175106        663      27,900 SH      DEFINED           2              SOLE


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Empresas La Moderna ADR          ADR        805175106     10,866     457,500 SH      SOLE                             SOLE


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Enersis ADR                      ADR        29274F104        686      25,600 SH      DEFINED           2              SOLE

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Enersis ADR                      ADR        29274F104      7,207     268,800 SH      SOLE                             SOLE

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Ericsson LM Tele Co ADR          ADR        294821400         62       2,600 SH      DEFINED           1              SOLE


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Ericsson LM Tele Co ADR          ADR        294821400      1,219      51,200 SH      DEFINED           2              SOLE


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Ericsson LM Tele Co ADR          ADR        294821400     19,812     832,000 SH      SOLE                             SOLE


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Gap Stores                       Common     364760108     70,986   1,054,575 SH      SOLE                             SOLE

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Genentech, Inc.                  Common     368710307     3,208       36,200 SH      SOLE                             SOLE

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General Electric                 Common     369604103     2,478       22,400 SH      SOLE                             SOLE

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Gilat Satellite                  ADR        M51474100     1,596       26,600 SH      DEFINED           2              SOLE

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Gilat Satellite                  ADR        M51474100    13,350      222,500 SH      SOLE                             SOLE

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Gillette                         Common     375766102    11,888      200,000 SH      SOLE                             SOLE

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Glaxo Wellcome ADR               ADR        37733W105    13,488      201,500 SH      SOLE                             SOLE

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Global Telesystems Group Inc     Common     37936U104       123        2,200 SH      DEFINED           1              SOLE

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Global Telesystems Group Inc     Common     37936U104     3,160       56,500 SH      DEFINED           2              SOLE

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Global Telesystems Group Inc     Common     37936U104    27,337      488,700 SH      SOLE                             SOLE

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Grupo Synkro  S.A. de C.V. ADR   ADR        400493201       281    8,086,100 SH      SOLE                             SOLE

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Grupo Televisa, S.A. Global      ADR        40049J206       979       31,200 SH      DEFINED           2              SOLE

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Grupo Televisa, S.A. Global      ADR        40049J206     9,601      306,000 SH      SOLE                             SOLE

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Home Depot Inc                   Common     437076102    77,937    1,252,000 SH      SOLE                             SOLE

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I.T.C. LTD 144A                  144A       Y4211T114       257        9,400 SH      DEFINED           2              SOLE

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I.T.C. LTD 144A                  144A       Y4211T114     2,856      104,600 SH      SOLE                             SOLE

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Intel Corp                       Common     458140100    47,253      397,500 SH      SOLE                             SOLE

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International Bus Mach           Common     459200101    20,791      117,300 SH      SOLE                             SOLE

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Johnson Elec Hldgs ADR           ADR        479087207       360       13,085 SH      SOLE                             SOLE

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Kookmin Bank - 144A              144A       500498100       350       35,800 SH      DEFINED           2              SOLE

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Kookmin Bank - 144A              144A       500498100     3,618      370,100 SH      SOLE                             SOLE

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Korea Electric Power Co - ADR    ADR        500631106       939       74,000 SH      DEFINED           2              SOLE

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Korea Electric Power Co - ADR    ADR        500631106    10,926      861,200 SH      SOLE                             SOLE

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Longview Fibre Company           Common     543213102     4,771      412,600 SH      SOLE                             SOLE

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Matav RT - ADR                   ADR        559776109     1,471       55,000 SH      DEFINED           2              SOLE

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Matav RT - ADR                   ADR        559776109    22,291      833,300 SH      SOLE                             SOLE

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MCI Worldcom, Inc.               Common     55268B106    63,614      718,300 SH      SOLE                             SOLE

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Merck & Co. Inc.                 Common     589331107       802       10,000 SH      SOLE                             SOLE

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Merrill Lynch & Co., Inc.        Common     590188108    73,545      831,600 SH      SOLE                             SOLE

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Microsoft Corp                   Common     594918104    80,340      896,400 SH      SOLE                             SOLE

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Nextel Communications Inc-A      Common     65332V103    27,051      738,600 SH      SOLE                             SOLE

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Northern Trust                   Common     665859104    18,908      212,900 SH      SOLE                             SOLE

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Orckit Communications Ltd.       ADR        M7531S107        50        2,400 SH      DEFINED           2              SOLE

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Orckit Communications Ltd.       ADR        M7531S107       974       46,800 SH      SOLE                             SOLE

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OTP Bank-Sponsored GDR           GDR        X60746124       175        4,500 SH      DEFINED           2              SOLE

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Outback Steakhouse Inc           Common     689899102    20,849      636,600 SH      SOLE                             SOLE

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Pfizer Inc                       Common     717081103       278        2,000 SH      SOLE                             SOLE

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Pohang Iron & Steel              ADR        730450103       340       19,000 SH      DEFINED           2              SOLE

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Pohang Iron & Steel              Common     730450103     3,936      220,200 SH      SOLE                             SOLE

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Prokom Software 144A             144A       743394108       376       22,200 SH      DEFINED           2              SOLE

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Prokom Software 144A             144A       743394108     4,912      289,800 SH      SOLE                             SOLE

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Qiagen N.V.                      ADR        N72482107     1,499       22,000 SH      SOLE                             SOLE

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Qualcomm Inc                     Common     747525103    26,268      211,200 SH      SOLE                             SOLE

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Qwest Communications Intl        Common     749121109    64,596      896,000 SH      SOLE                             SOLE

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Ranbaxy Laboratories - 144A      144A       751881103        74        4,400 SH     DEFINED            2              SOLE

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Ranbaxy Laboratories - 144A      144A       751881103       974        57,700 SH     SOLE                             SOLE

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Roche Holdings ADR               ADR        771195104     1,952        16,000 SH     SOLE                             SOLE

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Samsung Elect. GDR 144A          144A       796050888       751        18,390 SH     DEFINED           2              SOLE

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Samsung Elect. GDR 144A          144A       796050888     9,952       243,625 SH     SOLE                             SOLE

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Seagram Co Ltd                   Common     811850106    13,480       269,600 SH     SOLE                             SOLE

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SK Telecom                       ADR        78440P108       824        67,647 SH     DEFINED           2              SOLE

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SK Telecom                       ADR        78440P108    11,147       914,607 SH     SOLE                             SOLE

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Southwest Airlines               Common     844741108    24,221       800,700 SH     SOLE                             SOLE

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Sprint Corporation               Common     852061100    18,948       193,100 SH     SOLE                             SOLE

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State Street Corp                Common     857477103    40,535       493,200 SH     SOLE                             SOLE

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Stet Hellas Telecommunications   ADR        859823106       542        18,300 SH     DEFINED          2               SOLE
ADR
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Stet Hellas Telecommunications   ADR        859823106     7,362       248,500 SH     SOLE                             SOLE
ADR
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Sun Microsystems                 Common     866810104    44,460       355,500 SH     SOLE                             SOLE

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Telebras Spons ADR               ADR        879287308       355         4,400 SH     DEFINED           2              SOLE

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Telebras Spons ADR               ADR        879287308     3,539        43,900 SH     SOLE                             SOLE

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Telefonos de Mexico  ADR         ADR        879403780       432         6,600 SH     DEFINED           2              SOLE

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Telefonos de Mexico  ADR         ADR        879403780    16,342       249,500 SH     SOLE                             SOLE

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Telekomunikacja Polska 144A      144A       87943D108       685       126,300 SH     DEFINED           2              SOLE

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Telekomunikacja Polska 144A      144A       87943D108    13,387     2,467,600 SH     SOLE                             SOLE

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Telesp Participacoes SA-ADR      ADR        87952K100     2,646       128,300 SH     SOLE                             SOLE

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Teva Pharmaceutical              ADR        881624209       356         7,500 SH     DEFINED           2              SOLE

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Teva Pharmaceutical              ADR        881624209     3,439        72,500 SH     SOLE                             SOLE

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Time Warner                      Common     887315109   109,081     1,535,000 SH     SOLE                             SOLE

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Vodafone ADR                     ADR        92857T107     2,065        11,000 SH     SOLE                             SOLE

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Wal Mart Stores Inc              Common     931142103    82,489       894,800 SH     SOLE                             SOLE

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Walgreen Co                      Common     931422109    18,577       657,600 SH     SOLE                             SOLE

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Yahoo Inc.                       Common     984332106    44,704       265,500 SH    SOLE                             SOLE

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